RECONCILIATION TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500
The following is a reconciliation of the Program’s share of net investment income in the Savings Plan Master Trust per the financial statements to the Form 5500 for the year ended December 31, 2025:

(Dollars in Thousands)
Program’s share of net investment income in the Savings Plan Master Trust per the financial statements	$1,862,792
Less: Administrative expenses related to the Savings Plan Master Trust per the financial statements	(2,443)
Net investment income from Master Trust investment accounts per the Form 5500	$1,860,349

The following is a reconciliation of the total additions per the financial statements to the Form 5500 for the year ended December 31, 2025:

(Dollars in Thousands)
Total additions per the financial statements	$2,594,590
Less: Administrative expenses related to the Savings Plan Master Trust per the financial statements	(2,443)
Total income per the Form 5500	$2,592,147